UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund

The fund's portfolio
4/30/13 (Unaudited)

CORPORATE BONDS AND NOTES (73.1%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Banking (27.2%)

Abbey National Treasury Services PLC (London) bank guaranty sr. unsec. unsub. notes (United Kingdom)	2.875	4/25/14	$2,800,000	$2,852,637

ABN Amro Bank NV 144A sr. unsec. FRN notes (Netherlands)	2.046	1/30/14	1,000,000	1,010,610

ABN Amro Bank NV 144A sr. unsec. notes (Netherlands)	3.000	1/31/14	4,500,000	4,569,084

American Expess Centurion Bank company guaranty sr. unsec. FRN notes	0.743	11/13/15	1,000,000	1,001,785

Australia & New Zealand Banking Group, Ltd. sr. unsec. notes (Australia)	2.125	9/19/14	586,000	598,523

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. notes (Australia)	3.700	1/13/15	850,000	894,965

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN notes (Australia)	1.019	1/10/14	1,450,000	1,456,956

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN notes (Australia)	0.954	9/24/13	1,000,000	1,002,571

Bank of America Corp. sr. unsec. FRN notes	1.104	3/22/16	2,000,000	1,995,427

Bank of America Corp. sr. unsec. FRN notes	0.610	9/15/14	2,000,000	1,994,852

Bank of America Corp. sr. unsec. notes	5.375	6/15/14	1,250,000	1,312,415

Bank of America Corp. sr. unsec. unsub. FRN notes	1.828	7/11/14	1,000,000	1,013,918

Bank of America Corp. sr. unsec. unsub. FRN notes	1.696	1/30/14	1,300,000	1,310,768

Bank of America Corp. sr. unsec. unsub. notes	7.375	5/15/14	530,000	565,210

Bank of America Corp. sr. unsec. unsub. notes	4.500	4/1/15	440,000	466,737

Bank of Montreal sr. unsec. unsub. FRN notes Ser. MTN (Canada)	0.751	9/11/15	600,000	603,027

Bank of New York Mellon Corp. (The) sr. unsec. FRN notes	0.506	10/23/15	1,300,000	1,301,629

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN notes	0.546	7/28/14	1,080,000	1,081,536

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN notes Ser. MTN	1.138	11/24/14	400,000	404,270

Bank of Nova Scotia sr. unsec. unsub. FRN notes (Canada)	0.680	3/15/16	3,000,000	3,004,343

Bank of Nova Scotia sr. unsec. unsub. notes (Canada)	3.400	1/22/15	711,000	745,363

Bank of Nova Scotia sr. unsec. unsub. notes (Canada)	0.750	10/9/15	1,000,000	1,001,225

Bank of Tokyo-Mitsubishi UFJ, Ltd. 144A sr. unsec. FRN notes (Japan)	0.948	2/24/14	550,000	552,140

Bank of Tokyo-Mitsubishi UFJ, Ltd. 144A sr. unsec. notes (Japan)	3.850	1/22/15	670,000	705,041

Bank of Tokyo-Mitsubishi UFJ, Ltd. 144A sr. unsec. notes (Japan)	2.450	9/11/15	1,000,000	1,036,010

Bank of Tokyo-Mitsubishi UFJ, Ltd. 144A sr. unsec. notes (Japan)	1.600	9/11/13	1,265,000	1,269,419

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. FRN notes (Japan)	0.738	2/26/16	2,500,000	2,496,492

Barclays Bank PLC sr. unsec. unsub. FRN notes (United Kingdom)	1.317	1/13/14	200,000	201,170

Barclays Bank PLC sr. unsec. unsub. notes (United Kingdom)	5.200	7/10/14	1,300,000	1,368,314

Barclays Bank PLC sr. unsec. unsub. notes (United Kingdom)	3.900	4/7/15	1,094,000	1,156,336

Barclays Bank PLC sr. unsec. unsub. notes (United Kingdom)	2.375	1/13/14	1,405,000	1,422,903

Barclays Bank PLC unsec. sub. notes (United Kingdom)	5.015	11/12/13	600,000	611,094

BB&T Corp. sr. unsec. notes	5.700	4/30/14	2,081,000	2,190,024

BB&T Corp. sr. unsec. unsub. notes Ser. MTN	3.375	9/25/13	1,670,000	1,690,392

BB&T Corp. unsec. sub. notes	5.200	12/23/15	915,000	1,013,790

BNY Mellon NA unsec. sub. notes	4.750	12/15/14	472,000	503,615

BPCE SA 144A sr. unsec. unsub. notes (France)	2.375	10/4/13	6,070,000	6,112,636

Branch Banking & Trust Co. unsec. sub. FRN notes	0.600	9/13/16	665,000	658,865

Canadian Imperial Bank of Commerce / Canada sr. unsec. unsub. notes (Canada)	0.900	10/1/15	1,200,000	1,207,190

Capital One Financial Corp. sr. unsec. unsub. FRN notes	1.427	7/15/14	900,000	909,096

Capital One Financial Corp. sr. unsec. unsub. FRN notes	0.936	11/6/15	500,000	502,984

Capital One Financial Corp. sr. unsec. unsub. notes	7.375	5/23/14	1,385,000	1,482,032

Capital One Financial Corp. sr. unsec. unsub. notes	6.250	11/15/13	250,000	257,531

Capital One Financial Corp. sr. unsec. unsub. notes	2.150	3/23/15	1,000,000	1,021,252

Capital One Financial Corp. sr. unsec. unsub. notes	2.125	7/15/14	500,000	507,888

Capital One NA/Mclean VA sr. unsec. FRN notes	0.734	3/22/16	1,000,000	995,684

Citigroup, Inc. sr. unsec. FRN notes	1.727	1/13/14	300,000	302,300

Citigroup, Inc. sr. unsec. FRN notes	1.073	4/1/16	700,000	702,818

Citigroup, Inc. sr. unsec. notes	6.375	8/12/14	900,000	962,299

Citigroup, Inc. sr. unsec. notes	6.010	1/15/15	1,131,000	1,225,251

Citigroup, Inc. sr. unsec. notes	6.000	12/13/13	550,000	568,380

Citigroup, Inc. sr. unsec. notes	5.500	10/15/14	2,503,000	2,666,191

Commonwealth Bank of Australia 144A sr. unsec. notes (Australia)	3.750	10/15/14	2,029,000	2,120,856

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands) sr. unsec. FRN notes (Netherlands)	0.760	3/18/16	4,000,000	4,006,957

Credit Agricole SA (London) 144A sr. unsec. notes (United Kingdom)	2.625	1/21/14	2,550,000	2,578,050

Credit Suisse of New York sr. unsec. notes	5.500	5/1/14	500,000	524,661

Credit Suisse of New York sr. unsec. notes	2.200	1/14/14	450,000	455,342

Danske Bank A/S 144A sr. unsec. unsub. FRN notes (Denmark)	1.327	4/14/14	9,150,000	9,197,589

DNB Boligkreditt AS 144A sr. unsub. bonds (Norway)	2.100	10/14/15	1,000,000	1,035,500

Fifth Third Bancorp sr. unsec. notes	6.250	5/1/13	1,975,000	1,975,000

Fifth Third Bank/Ohio sr. unsec. FRN notes	0.697	2/26/16	2,500,000	2,500,727

Fifth Third Bank/Ohio sr. unsec. FRN notes	0.400	5/17/13	2,150,000	2,149,955

HBSC Bank USA NA / New York NY unsec. sub. notes (United Kingdom)	4.625	4/1/14	4,235,000	4,391,737

HSBC Bank PLC 144A sr. unsec. notes (United Kingdom)	1.625	8/12/13	200,000	200,740

HSBC Bank PLC 144A sr. unsec. sub. FRN notes (United Kingdom)	1.078	1/17/14	750,000	754,143

HSBC Finance Corp. notes	5.000	6/30/15	934,000	1,008,528

HSBC Finance Corp. sr. unsec. unsub. notes	4.750	7/15/13	2,410,000	2,430,692

ING Bank N.V. 144A sr. unsec. FRN notes (Netherlands)	1.231	3/7/16	1,000,000	999,446

ING Bank NV 144A sr. unsec. FRN notes (Netherlands)	1.924	9/25/15	1,600,000	1,628,896

ING Bank NV 144A sr. unsec. FRN notes (Netherlands)	1.681	6/9/14	2,050,000	2,071,714

ING Bank NV 144A sr. unsec. FRN notes (Netherlands)	1.597	10/18/13	400,000	402,112

ING Bank NV 144A sr. unsec. notes (Netherlands)	2.375	6/9/14	2,500,000	2,541,965

ING Bank NV 144A sr. unsec. notes (Netherlands)	2.000	10/18/13	850,000	855,065

JPMorgan Chase & Co. sr. unsec. FRN notes	0.908	2/26/16	740,000	741,677

JPMorgan Chase & Co. sr. unsec. unsub. FRN notes	0.726	4/23/15	1,000,000	1,000,999

JPMorgan Chase & Co. unsec. sub. FRN notes	1.488	9/1/15	1,345,000	1,345,615

JPMorgan Chase & Co. unsec. sub. notes	5.125	9/15/14	950,000	1,006,518

JPMorgan Chase Bank NA unsec. sub. FRN notes	0.610	6/13/16	4,400,000	4,323,519

KeyBank N.A./Cleveland OH unsec. sub. notes	5.800	7/1/14	1,240,000	1,313,124

KeyCorp sr. unsec. unsub. notes	3.750	8/13/15	2,500,000	2,662,538

KeyCorp sr. unsec. unsub. notes Ser. MTN	6.500	5/14/13	3,209,000	3,215,213

Lloyds TSB Bank PLC bank guaranty sr. unsec. FRN notes (United Kingdom)	2.625	1/24/14	445,000	451,657

Lloyds TSB Bank PLC 144A bank guaranty sr. unsec. notes (United Kingdom)	4.375	1/12/15	2,700,000	2,851,929

Mellon Funding Corp. company guaranty unsec. sub. notes	5.000	12/1/14	1,600,000	1,711,141

Mizuho Financial Group Cayman, Ltd. 144A unsec. sub. notes (Cayman Islands)	5.790	4/15/14	1,675,000	1,744,797

National Australia Bank, Ltd. sr. unsec. FRN notes (Australia)	1.403	8/7/15	1,000,000	1,017,949

National Australia Bank, Ltd. sr. unsec. notes (Australia)	1.700	12/10/13	290,000	292,399

National Australia Bank, Ltd. 144A FRN notes (Australia)	0.975	11/8/13	520,000	521,818

National Australia Bank, Ltd. 144A sr. unsec. FRN notes (Australia)	0.576	1/22/15	1,000,000	999,138

National Australia Bank, Ltd. 144A sr. unsec. notes (Australia)	1.700	12/10/13	350,000	352,895

National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN notes (Australia)	1.226	7/25/14	1,520,000	1,537,076

National Australia Bank, Ltd./New York sr. unsec. notes (Australia)	1.600	8/7/15	362,000	369,566

National Australia Bank, Ltd./New York sr. unsec. notes Ser. MTN (Australia)	2.000	3/9/15	140,000	143,650

National Bank of Canada bank guaranty sr. unsec. notes (Canada)	1.500	6/26/15	1,285,000	1,304,907

National City Bank unsec. sub. bonds	4.625	5/1/13	732,000	732,000

Nationwide Building Society 144A sr. unsec. notes (United Kingdom)	4.650	2/25/15	354,000	375,081

Nationwide Building Society 144A sr. unsec. sub. notes (United Kingdom)	5.250	1/15/14	7,169,000	7,354,068

Nordea Bank AB 144A sr. unsec. FRN notes (Sweden)	1.177	1/14/14	1,350,000	1,358,124

Nordea Bank AB 144A sr. unsec. notes (Sweden)	2.250	3/20/15	210,000	215,827

Nordea Bank AB 144A sr. unsec. unsub. notes (Sweden)	3.700	11/13/14	2,400,000	2,509,932

Nordea Bank AB 144A sr. unsec. unsub. notes (Sweden)	1.750	10/4/13	2,244,000	2,257,617

Northern Trust Corp. sr. unsec. unsub. notes	4.625	5/1/14	438,000	456,321

PNC Bank N.A. sr. unsec. FRN notes	0.586	1/28/16	1,500,000	1,502,535

PNC Funding Corp. sr. unsec. FRN notes	0.476	1/31/14	250,000	250,203

PNC Funding Corp. sr. unsec. notes	5.400	6/10/14	1,768,000	1,862,318

PNC Funding Corp. sr. unsec. notes	3.000	5/19/14	1,598,000	1,639,460

Rabobank Nederland 144A sr. unsec. notes (Netherlands)	4.200	5/13/14	2,000,000	2,076,058

Royal Bank of Canada sr. unsec. FRN notes (Canada)	0.976	10/30/14	6,650,000	6,707,336

Royal Bank of Canada sr. unsec. FRN notes (Canada)	0.650	3/8/16	2,000,000	2,000,585

Royal Bank of Canada sr. unsec. unsub. FRN notes Ser. MTN1 (Canada)	0.578	4/17/14	570,000	571,699

Royal Bank of Scotland PLC (The) company guaranty sr. unsec. unsub. FRN notes (United Kingdom)	2.708	8/23/13	967,000	972,043

Royal Bank of Scotland PLC (The) company guaranty sr. unsec. unsub. notes Ser. 2 (United Kingdom)	3.400	8/23/13	1,350,000	1,361,294

Royal Bank of Scotland PLC (The) sr. unsec. unsub. notes (United Kingdom)	3.250	1/11/14	500,000	507,900

Royal Bank of Scotland PLC (The) sr. unsec. unsub. notes (United Kingdom)	2.550	9/18/15	300,000	309,018

Royal Bank of Scotland PLC (The) 144A company guaranty sr. unsec. unsub. notes (United Kingdom)	4.875	8/25/14	4,100,000	4,300,357

Royal Bank of Scotland PLC/The sr. unsec. notes (United Kingdom)	4.875	3/16/15	750,000	802,367

Scotland International Finance No2 BV 144A bank guaranty unsec. sub. notes (Netherlands)	4.250	5/23/13	5,575,000	5,580,510

Societe Generale SA 144A sr. unsec. notes (France)	2.500	1/15/14	4,218,000	4,259,349

Societe Generale SA 144A sr. unsec. notes (France)	2.200	9/14/13	1,700,000	1,708,500

SSIF Nevada LP 144A bank guaranty sr. unsec. unsub. FRN notes	0.977	4/14/14	1,070,000	1,076,080

Standard Chartered PLC 144A sr. unsec. FRN notes (United Kingdom)	1.242	5/12/14	2,625,000	2,646,864

Standard Chartered PLC 144A sr. unsec. unsub. notes (United Kingdom)	5.500	11/18/14	1,675,000	1,791,112

Standard Chartered PLC 144A sr. unsec. unsub. notes (United Kingdom)	3.850	4/27/15	4,480,000	4,728,147

State Street Corp. sr. unsec. unsub. FRN notes	0.631	3/7/14	795,000	796,701

Sumitomo Mitsui Banking Corp. sr. unsec. notes (Japan)	1.350	7/18/15	1,450,000	1,468,663

Sumitomo Mitsui Banking Corp. 144A sr. unsec. FRN notes (Japan)	1.226	7/22/14	1,850,000	1,863,376

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes (Japan)	1.950	1/14/14	1,500,000	1,512,089

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes (Japan)	1.900	7/22/14	380,000	384,916

Sumitomo Mitsui Banking Corp. 144A sr. unsec. unsub. bonds (Japan)	3.150	7/22/15	600,000	629,445

Svenska Handelsbanken AB sr. unsec. FRN notes (Sweden)	0.732	3/21/16	6,000,000	6,000,067

Swetbank Hypotek AB 144A bank guaranty sr. unsub. bonds (Sweden)	2.950	3/28/16	425,000	451,898

Swetbank Hypotek AB 144A bank guaranty unsub. notes (Sweden)	0.734	3/28/14	1,110,000	1,113,619

UBS AG/Stamford CT sr. unsec. FRN notes	1.276	1/28/14	1,331,000	1,339,107

UBS AG/Stamford CT sr. unsec. notes	2.250	1/28/14	1,393,000	1,410,479

UFJ Finance Aruba AEC bank guaranty sub. notes (Japan)	6.750	7/15/13	903,000	914,501

US Bancorp sr. unsec. unsub. notes	4.200	5/15/14	100,000	103,983

US Bank NA unsec. sub. FRN notes	0.557	10/14/14	2,114,000	2,114,913

US Bank NA unsec. sub. notes	6.300	2/4/14	288,000	300,852

US Bank NA unsec. sub. notes	4.950	10/30/14	2,958,000	3,142,807

US Bank NA unsec. sub. notes	4.800	4/15/15	3,250,000	3,508,866

Wachovia Corp. unsec. sub. FRN notes	0.616	10/28/15	6,544,000	6,483,174

Wells Fargo & Co. unsec. sub. notes	4.950	10/16/13	170,000	173,361

Wells Fargo Bank NA unsec. sub. FRN notes	0.500	5/16/16	1,000,000	988,099

Westpac Banking Corp. sr. unsec. unsub. FRN notes (Australia)	1.044	9/25/15	1,085,000	1,094,938

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	4.200	2/27/15	150,000	159,879

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	3.000	8/4/15	2,000,000	2,102,118

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	1.125	9/25/15	180,000	181,852

Westpac Banking Corp. 144A sr. unsec. FRN notes (Australia)	1.218	2/24/14	700,000	705,229

				240,082,425
Basic materials (0.8%)

Airgas, Inc. sr. unsec. unsub. notes	2.850	10/1/13	5,448,000	5,500,246

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. FRN notes (Australia)	0.560	2/18/14	1,117,000	1,119,355

				6,619,601
Capital goods (1.2%)

Caterpillar Financial Services Corp. sr. unsec. FRN notes	0.581	12/11/13	350,000	350,773

Caterpillar Financial Services Corp. sr. unsec. FRN notes	0.574	4/1/14	1,290,000	1,293,585

Caterpillar Financial Services Corp. sr. unsec. notes	6.125	2/17/14	880,000	920,407

Caterpillar Financial Services Corp. sr. unsec. notes Ser. MTN	4.750	2/17/15	585,000	628,990

Caterpillar Financial Services Corp. sr. unsec. unsub. notes	1.125	12/15/14	650,000	657,892

Caterpillar Financial Services Corp. sr. unsec. unsub. notes Ser. MTN	4.900	8/15/13	354,000	358,577

John Deere Capital Corp. sr. unsec. FRN notes	0.426	4/25/14	1,000,000	1,001,657

John Deere Capital Corp. sr. unsec. FRN notes	0.380	10/8/14	480,000	480,471

John Deere Capital Corp. sr. unsec. unsub. FRN notes	0.682	10/4/13	564,000	565,127

John Deere Capital Corp. sr. unsec. unsub. notes Ser. MTN	2.950	3/9/15	1,000,000	1,044,848

John Deere Capital Corp. unsec. FRN notes	0.404	1/12/15	2,000,000	1,998,713

United Technologies Corp. sr. unsec. unsub. FRN notes			1,700,000	1,702,934

				11,003,974
Communication services (2.8%)

Alltel Corp. sr. unsec. notes	6.500	11/1/13	250,000	257,478

AT&T, Inc. sr. unsec. unsub. FRN notes	0.677	2/12/16	3,000,000	3,011,341

AT&T, Inc. sr. unsec. unsub. notes	0.800	12/1/15	3,000,000	2,999,302

BellSouth Corp. sr. unsec. unsub. bonds	5.200	9/15/14	1,645,000	1,746,404

British Telecommunications PLC sr. unsec. unsub. FRN notes (United Kingdom)	1.405	12/20/13	3,050,000	3,069,743

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec. unsub. notes	7.375	11/15/13	2,400,000	2,484,132

Comcast Corp. company guaranty sr. unsec. unsub. notes	5.850	11/15/15	2,700,000	3,044,825

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds (Netherlands)	5.250	7/22/13	2,216,000	2,238,643

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. notes (Netherlands)	5.875	8/20/13	2,065,000	2,097,501

Verizon New England, Inc. sr. unsec. debs. Ser. C	4.750	10/1/13	3,300,000	3,358,222

Vodafone Group PLC sr. unsec. unsub. notes (United Kingdom)	4.150	6/10/14	300,000	311,684

				24,619,275
Consumer cyclicals (5.0%)

Clorox Co. (The) sr. unsec. notes	3.550	11/1/15	1,000,000	1,062,641

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN notes	1.480	9/13/13	2,502,000	2,509,851

Daimler Finance North America, LLC 144A company guaranty sr. unsec. notes	1.950	3/28/14	2,685,000	2,711,716

Ford Motor Credit Co., LLC sr. unsec. unsub. notes	8.700	10/1/14	500,000	550,955

Harley-Davidson Financial Services, Inc. 144A company guaranty sr. unsec. notes	1.150	9/15/15	1,200,000	1,205,010

Harley-Davidson Funding Corp. 144A company guaranty sr. unsec. notes	5.750	12/15/14	2,572,000	2,769,954

Home Depot, Inc. (The) sr. unsec. unsub. notes	5.400	3/1/16	5,266,000	5,950,132

Home Depot, Inc./The sr. unsec. unsub. notes	5.250	12/16/13	360,000	371,039

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes	7.625	8/15/13	300,000	305,429

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes	5.750	7/15/14	7,010,000	7,418,171

NBCUniversal Enterprise, Inc. 144A company guaranty sr. unsec. FRN notes	0.817	4/15/16	3,000,000	3,000,658

Nissan Motor Acceptance Corp. 144A sr. unsec. notes	4.500	1/30/15	1,860,000	1,978,071

Toyota Motor Credit Corp. sr. unsec. FRN notes	0.430	3/10/15	2,000,000	2,000,014

Toyota Motor Credit Corp. sr. unsec. unsub. FRN notes Ser. MTN	0.728	10/11/13	500,000	501,087

Toyota Motor Credit Corp. sr. unsec. unsub. notes	3.200	6/17/15	214,000	225,663

Toyota Motor Credit Corp. sr. unsec. unsub. notes	0.875	7/17/15	1,000,000	1,006,652

Toyota Motor Credit Corp. unsec. FRN notes	0.454	12/5/14	2,000,000	2,002,600

Volkswagen International Finance NV 144A company guaranty sr. unsec. FRN notes (Germany)	1.032	3/21/14	1,270,000	1,275,678

Volkswagen International Finance NV 144A company guaranty sr. unsec. FRN notes (Germany)	0.889	11/20/14	1,550,000	1,556,467

Volkswagen International Finance NV 144A company guaranty sr. unsec. FRN notes (Germany)	0.884	9/22/13	600,000	601,297

Volkswagen International Finance NV 144A company guaranty sr. unsec. unsub. FRN notes (Germany)	0.894	4/1/14	250,000	250,963

Volkswagen International Finance NV 144A company guaranty sr. unsec. unsub. notes (Germany)	1.875	4/1/14	960,000	970,445

Volkswagen International Finance NV 144A company guaranty sr. unsec. unsub. notes (Germany)	1.625	8/12/13	260,000	260,879

VW Credit, Inc. company guaranty sr. unsec. notes	1.027	7/13/13	600,000	599,586

Walt Disney Co. (The) sr. unsec. unsub. notes	4.500	12/15/13	2,876,000	2,951,275

				44,036,233
Consumer finance (1.5%)

American Express Co. sr. unsec. notes	7.250	5/20/14	1,595,000	1,705,538

American Express Co. sr. unsec. notes	4.875	7/15/13	1,585,000	1,598,672

American Express Credit Corp. sr. unsec. FRN notes	1.899	6/19/13	100,000	100,207

American Express Credit Corp. sr. unsec. sub. FRN notes	1.380	6/12/15	2,468,000	2,510,383

American Express Credit Corp. sr. unsec. unsub. notes	7.300	8/20/13	315,000	321,457

American Honda Finance Corp. 144A sr. unsec. notes	1.450	2/27/15	3,275,000	3,319,789

American Honda Finance Corp. 144A unsec. bonds	0.743	5/8/14	1,405,000	1,410,582

Capital One Bank sr. unsec. sub. notes	6.500	6/13/13	1,760,000	1,771,690

Capital One Bank USA NA sr. unsec. unsub. notes	5.125	2/15/14	550,000	569,300

				13,307,618
Consumer staples (7.7%)

Altria Group, Inc. company guaranty sr. unsec. notes	7.750	2/6/14	2,250,000	2,371,309

Altria Group, Inc. company guaranty sr. unsec. unsub. notes	8.500	11/10/13	2,591,000	2,698,335

Anheuser-Busch Cos., LLC company guaranty sr. unsec. notes	4.950	1/15/14	595,000	614,111

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes	0.800	1/15/16	1,000,000	1,004,438

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes FRN	0.637	7/14/14	1,290,000	1,295,179

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes	5.375	11/15/14	3,390,000	3,633,388

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes	3.625	4/15/15	1,000,000	1,057,932

Bacardi, Ltd. 144A company guaranty sr. unsec. unsub. notes (Bermuda)	7.450	4/1/14	1,235,000	1,309,111

Bottling Group, LLC company guaranty sr. unsec. notes	6.950	3/15/14	1,503,000	1,585,890

Cadbury Schewppes US Finance, LLC 144A company guaranty sr. unsec. notes (United Kingdom)	5.125	10/1/13	1,800,000	1,829,831

Cargill, Inc. 144A sr. unsec. notes	5.000	11/15/13	215,000	219,958

Cargill, Inc. 144A sr. unsec. notes	4.375	6/1/13	450,000	451,367

ConAgra Foods, Inc. sr. unsec. notes	5.875	4/15/14	3,388,000	3,551,678

ConAgra Foods, Inc. sr. unsec. unsub. notes	1.350	9/10/15	1,000,000	1,010,193

Costco Wholesale Corp. sr. unsec. unsub. notes	0.650	12/7/15	4,500,000	4,521,906

Diageo Capital PLC company guaranty sr. unsec. unsub. notes (United Kingdom)	7.375	1/15/14	3,350,000	3,509,416

Diageo Capital PLC company guaranty sr. unsec. unsub. notes (United Kingdom)	0.625	4/29/16	2,000,000	2,000,979

Diageo Finance BV company guaranty sr. unsec. unsub. notes (Netherlands)	5.300	10/28/15	1,090,000	1,213,905

Foster's Finance Corp. 144A company guaranty sr. unsec. notes	4.875	10/1/14	200,000	211,671

H.J. Heinz Co. sr. unsec. notes	5.350	7/15/13	3,246,000	3,268,722

Kellogg Co. sr. unsec. unsub. notes	1.125	5/15/15	5,000,000	5,048,805

Kroger Co. (The) company guaranty sr. unsec. notes	7.500	1/15/14	3,476,000	3,642,963

Kroger Co. (The) company guaranty sr. unsec. notes	3.900	10/1/15	1,000,000	1,070,123

Mondelez International, Inc. sr. unsec. notes	5.250	10/1/13	290,000	295,574

Mondelez International, Inc. sr. unsec. notes	2.625	5/8/13	985,000	985,277

PepsiAmericas, Inc. company guaranty sr. unsec. unsub. notes	4.375	2/15/14	1,876,000	1,934,391

PepsiCo, Inc. sr. unsec. unsub. FRN notes	0.497	2/26/16	3,000,000	3,009,403

PepsiCo, Inc. sr. unsec. unsub. notes	3.750	3/1/14	250,000	256,785

PepsiCo, Inc. sr. unsec. unsub. notes	0.800	8/25/14	659,000	662,348

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes	1.850	1/15/15	925,000	942,768

SABMiller PLC 144A sr. unsec. notes (United Kingdom)	5.500	8/15/13	5,770,000	5,852,419

Walgreen Co. company guaranty sr. unsec. unsub. notes	4.875	8/1/13	2,683,000	2,711,276

Walgreen Co. sr. unsec. unsub. FRN notes	0.780	3/13/14	2,000,000	2,004,744

WPP Finance UK company guaranty sr. unsec. unsub. notes (United Kingdom)	5.875	6/15/14	1,307,000	1,376,672

Yale University sr. unsec. unsub. notes Ser. MTN	2.900	10/15/14	570,000	591,500

				67,744,367
Energy (2.1%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes (United Kingdom)	5.250	11/7/13	345,000	353,675

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes (Canada)	4.900	12/1/14	1,000,000	1,064,785

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes (Canada)	1.450	11/14/14	5,919,000	5,988,181

Devon Energy Corp. sr. unsec. unsub. notes	5.625	1/15/14	3,385,000	3,504,071

EnCana Corp. sr. unsec. unsub. notes (Canada)	4.750	10/15/13	2,675,000	2,724,223

EnCana Holdings Finance Corp. company guaranty sr. unsec. unsub. notes (Canada)	5.800	5/1/14	1,000,000	1,050,493

ONEOK, Inc. sr. unsec. unsub. notes	5.200	6/15/15	3,047,000	3,304,883

Petro-Canada, Ltd. sr. unsec. unsub. notes (Canada)	4.000	7/15/13	583,000	587,133

				18,577,444
Financial (1.3%)

Erac USA Finance Co. 144A company guaranty notes	2.250	1/10/14	300,000	303,215

Erac USA Finance Co. 144A company guaranty sr. notes	2.750	7/1/13	2,000,000	2,007,149

General Electric Capital Corp. sr. unsec. FRN notes	1.110	12/20/13	500,000	502,375

General Electric Capital Corp. sr. unsec. FRN notes	0.880	1/8/16	1,500,000	1,504,056

General Electric Capital Corp. sr. unsec. FRN notes	0.480	1/8/16	2,500,000	2,483,490

General Electric Capital Corp. sr. unsec. FRN notes	0.470	10/6/15	1,675,000	1,665,111

General Electric Capital Corp. sr. unsec. FRN notes	0.430	9/15/14	100,000	99,907

General Electric Capital Corp. sr. unsec. FRN notes Ser. MTN	0.540	9/15/14	400,000	400,384

General Electric Capital Corp. sr. unsec. unsub. FRN notes	1.314	7/2/15	700,000	709,610

General Electric Capital Corp. sr. unsec. unsub. FRN notes	0.280	9/20/13	100,000	99,955

General Electric Capital Corp. sr. unsec. unsub. FRN notes Ser. MTN	0.910	4/7/14	598,000	601,565

General Electric Capital Corp. sr. unsec. unsub. notes	4.375	9/21/15	700,000	757,380

				11,134,197
Health care (2.4%)

AbbVie, Inc. 144A company guaranty sr. unsec. FRN notes	1.056	11/6/15	2,289,000	2,318,656

AbbVie, Inc. 144A company guaranty sr. unsec. notes	1.200	11/6/15	1,795,000	1,809,173

Coventry Health Care, Inc. sr. unsec. notes	6.125	1/15/15	1,310,000	1,413,338

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec. unsub. notes	4.850	5/15/13	923,000	924,410

Quest Diagnostics, Inc. company guaranty sr. unsec. notes	5.450	11/1/15	1,000,000	1,099,951

Teva Pharmaceutical Finance Co. BV company guaranty sr. unsec. unsub. FRN notes (Israel)	1.175	11/8/13	5,000,000	5,021,205

Teva Pharmaceutical Finance III BV company guaranty sr. unsec. unsub. FRN notes (Israel)	0.782	3/21/14	948,000	951,135

Teva Pharmaceutical Finance III BV company guaranty sr. unsec. unsub. notes (Israel)	1.700	3/21/14	250,000	252,776

WellPoint, Inc. sr. unsec. notes	6.000	2/15/14	5,113,000	5,325,455

WellPoint, Inc. sr. unsec. unsub. notes	1.250	9/10/15	750,000	756,603

Zoetis Inc. 144A sr. unsec. notes	1.150	2/1/16	1,735,000	1,747,485

				21,620,187
Insurance (4.6%)

Aegon NV sr. unsec. unsub. notes (Netherlands)	4.750	6/1/13	855,000	857,702

Aflac, Inc. sr. unsec. notes	3.450	8/15/15	2,790,000	2,962,754

Allstate Corp. (The) sr. unsec. unsub. notes	6.200	5/16/14	2,072,000	2,192,534

Allstate Corp. (The) sr. unsec. unsub. notes	5.000	8/15/14	780,000	824,103

American International Group, Inc. sr. unsec. unsub. notes	4.250	9/15/14	1,500,000	1,569,156

American International Group, Inc. sr. unsec. unsub. notes	3.000	3/20/15	1,857,000	1,925,620

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes	4.625	7/15/13	1,425,000	1,436,688

Hartford Life Global Funding Trusts sr. unsub. FRN notes	0.460	6/16/14	1,800,000	1,799,440

Hartford Life Institutional Funding 144A sr. FRN notes Ser. MTN	0.610	8/15/13	900,000	900,608

Lincoln National Corp. sr. unsec. unsub. notes	4.750	2/15/14	2,107,000	2,174,506

Mass Mutual Global Funding II 144A sr. FRN notes	0.443	12/6/13	678,000	678,746

Mass Mutual Global Funding II 144A sr. unsub. FRN notes	0.657	1/14/14	148,000	148,414

Mass Mutual Global Funding II 144A sr. unsub. notes	2.300	9/28/15	500,000	519,502

MetLife Institutional Funding II 144A	1.625	4/2/15	1,000,000	1,017,342

MetLife Institutional Funding II 144A FRN notes	1.182	4/4/14	500,000	504,022

MetLife Institutional Funding II 144A FRN notes	0.650	1/6/15	1,500,000	1,500,019

Metropolitan Life Global Funding I 144A FRN notes	1.029	1/10/14	1,160,000	1,165,465

Metropolitan Life Global Funding I 144A sr. notes	2.000	1/9/15	725,000	739,380

Metropolitan Life Global Funding I 144A sr. notes	2.000	1/10/14	112,000	113,230

Metropolitan Life Global Funding I 144A sr. unsub. FRN notes	0.630	3/19/14	500,000	499,872

Metropolitan Life Global Funding I 144A unsec. FRN notes	0.680	12/12/13	500,000	500,251

Monumental Global Funding III 144A sr. unsub. FRN notes	0.477	1/15/14	1,200,000	1,200,010

Monumental Global Funding, Ltd. 144A sr. unsub. notes	5.250	1/15/14	385,000	396,861

New York 144A sr. notes	4.650	5/9/13	650,000	650,482

New York Life Global Funding 144A FRN notes	0.542	4/4/14	500,000	501,448

Pricoa Global Funding I 144A sr. FRN notes	0.483	9/27/13	795,000	795,272

Principal Life Global Funding II 144A company guaranty sr. FRN notes	0.904	7/9/14	500,000	502,307

Principal Life Global Funding II 144A notes	1.000	12/11/15	4,835,000	4,852,507

Principal Life Income Funding Trusts sr. FRN notes	0.455	11/8/13	270,000	270,112

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes	2.997	9/30/15	2,731,500	2,850,449

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTN	4.750	4/1/14	1,816,000	1,883,682

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTNB	5.100	9/20/14	2,644,000	2,803,497

				40,735,981
Investment banking/Brokerage (0.9%)

Credit Suisse First Boston USA, Inc. bank guaranty sr. unsec. unsub. notes	5.500	8/15/13	210,000	213,060

Goldman Sachs Group, Inc. (The) sr. unsec. FRN notes	1.296	2/7/14	230,000	231,141

Goldman Sachs Group, Inc. (The) sr. unsec. notes	5.250	10/15/13	2,000,000	2,042,360

Goldman Sachs Group, Inc. (The) sr. unsec. Notes	4.750	7/15/13	3,058,000	3,084,910

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes	4.150	12/1/14	2,245,000	2,367,730

				7,939,201
Real estate (8.9%)

Boston Properties, LP sr. unsec. unsub. notes(R)	5.625	4/15/15	1,829,000	1,997,194

Boston Properties, LP sr. unsec. unsub. notes(R)	5.000	6/1/15	5,225,000	5,670,712

Camden Property Trust sr. unsec. unsub. notes(R)	5.375	12/15/13	1,828,000	1,879,333

Camden Property Trust sr. unsec. unsub. notes(R)	5.000	6/15/15	2,596,000	2,806,131

Colonial Realty LP sr. unsec. unsub. notes	6.250	6/15/14	580,000	613,058

Duke Realty LP sr. unsec. notes(R)	6.250	5/15/13	4,791,000	4,800,446

Duke Realty LP sr. unsec. unsub. notes(R)	5.400	8/15/14	757,000	797,563

Duke Realty LP sr. unsec. unsub. notes(R)	4.625	5/15/13	431,000	431,661

ERP Operating LP sr. unsec. unsub. notes(R)	5.250	9/15/14	3,875,000	4,122,031

Federal Realty Investment Trust sr. unsec. notes(R)	5.400	12/1/13	3,380,000	3,472,851

Federal Realty Investment Trust sr. unsec. unsub. notes(R)	5.950	8/15/14	2,620,000	2,786,340

HCP, Inc. sr. unsec. notes(R)	5.650	12/15/13	3,214,000	3,315,576

HCP, Inc. sr. unsec. unsub. notes(R)	2.700	2/1/14	3,206,000	3,254,430

Health Care REIT, Inc. sr. unsec. notes(R)	6.000	11/15/13	615,000	631,956

Health Care REIT, Inc. sr. unsec. notes(R)	3.625	3/15/16	3,000,000	3,190,545

Hospitality Properties Trust sr. unsec. notes(R)	7.875	8/15/14	1,141,000	1,202,295

Kimco Realty Corp. sr. unsec. notes Ser. MTN(R)	5.190	10/1/13	2,453,000	2,502,562

Kimco Realty Corp. sr. unsec. unsub. notes(R)	4.820	6/1/14	2,760,000	2,882,224

Pan Pacific Retail Properties, Inc. company guaranty sr. unsec. notes(R)	5.950	6/1/14	1,197,000	1,263,000

Realty Income Corp. sr. unsec. notes(R)	5.500	11/15/15	4,000,000	4,416,352

Regency Centers LP company guaranty sr. unsec. unsub. notes	4.950	4/15/14	2,550,000	2,647,236

Simon Property Group LP sr. unsec. notes(R)	6.750	5/15/14	3,302,000	3,461,966

Simon Property Group LP sr. unsec. unsub. notes(R)	5.750	12/1/15	802,000	896,756

Simon Property Group LP sr. unsec. unsub. notes(R)	5.625	8/15/14	795,000	845,465

Simon Property Group LP sr. unsec. unsub. notes(R)	5.100	6/15/15	1,000,000	1,091,633

Simon Property Group LP sr. unsec. unsub. notes(R)	4.900	1/30/14	1,105,000	1,139,277

Simon Property Group LP sr. unsec. unsub. notes(R)	4.200	2/1/15	819,000	862,604

UDR, Inc. company guaranty sr. unsec. unsub. notes(R)	5.250	1/15/15	825,000	882,070

UDR, Inc. sr. unsec. notes(R)	6.050	6/1/13	3,747,000	3,763,138

UDR, Inc. sr. unsec. unsub. notes(R)	5.500	4/1/14	750,000	780,743

UDR, Inc. sr. unsec. unsub. notes(R)	5.130	1/15/14	1,000,000	1,029,480

Vornado Realty LP sr. unsec. unsub. notes(R)	4.250	4/1/15	275,000	289,517

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes	7.500	6/2/14	2,125,000	2,276,128

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes	5.750	9/2/15	195,000	216,305

Weingarten Realty Investors sr. unsec. unsub. notes(R)	4.990	9/3/13	1,500,000	1,519,664

Weingarten Realty Investors sr. unsec. unsub. notes(R)	4.857	1/15/14	400,000	410,937

WT Finance (Aust) Pty. Ltd./ Westfield Capital/ WEA Finance, LLC 144A company guaranty sr. unsec. unsub. bonds (Australia)	5.125	11/15/14	4,350,000	4,625,161

				78,774,340
Technology (0.7%)

IBM Corp. sr. unsec. unsub. notes	6.500	10/15/13	835,000	858,351

IBM Corp. sr. unsec. unsub. notes	1.000	8/5/13	500,000	500,943

Western Union Co. (The) sr. unsec. notes	6.500	2/26/14	2,000,000	2,093,766

Xerox Corp. sr. unsec. notes	5.650	5/15/13	2,800,000	2,804,446

				6,257,506
Transportation (0.6%)

Burlington Northern Santa Fe, LLC sr. unsec. notes	7.000	2/1/14	4,500,000	4,713,161

Burlington Northern Santa Fe, LLC sr. unsec. notes	4.300	7/1/13	285,000	286,788

				4,999,949
Utilities and power (5.4%)

Appalachian Power Co. sr. unsec. unsub. FRN notes	0.665	8/16/13	1,000,000	1,000,755

Atmos Energy Corp. sr. unsec. unsub. notes	4.950	10/15/14	2,000,000	2,122,676

Baltimore Gas & Electric Co. sr. unsec. notes	6.125	7/1/13	2,535,000	2,557,840

Cleveland Electric Illuminating Co. (The) sr. unsec. notes	5.650	12/15/13	731,000	754,012

CMS Energy Corp. sr. unsec. unsub. notes	4.250	9/30/15	2,000,000	2,148,766

Dayton Power & Light Co. (The) 1st mtge.	5.125	10/1/13	1,200,000	1,222,436

DTE Electric Co. sr. notes (Canada)	4.800	2/15/15	2,000,000	2,137,988

DTE Energy Co. sr. unsec. unsub. FRN notes	0.987	6/3/13	585,000	585,266

DTE Energy Co. sr. unsec. unsub. notes	7.625	5/15/14	1,201,000	1,284,581

Duke Energy Carolinas, LLC sr. unsec. unsub. notes	6.300	2/1/14	5,641,000	5,879,883

Enterprise Products Operating, LLC company guaranty sr. unsec. notes	9.750	1/31/14	192,000	204,885

FPL Group Capital, Inc. company guaranty sr. unsec. notes	7.875	12/15/15	2,500,000	2,931,320

Georgia Power Co. sr. unsec. unsub. FRN notes	0.600	3/15/16	1,000,000	1,002,831

Georgia Power Co. sr. unsec. unsub. notes	6.000	11/1/13	3,793,000	3,894,451

Georgia Power Co. sr. unsec. unsub. notes	0.625	11/15/15	2,000,000	2,001,300

Great Plains Energy, Inc. sr. unsec. unsub. notes	2.750	8/15/13	450,000	452,585

Kinder Morgan Energy Partners LP sr. unsec. notes	5.125	11/15/14	2,801,000	2,985,645

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes	5.000	12/15/13	4,500,000	4,624,758

MidAmerican Energy Holdings Co. sr. unsec. notes	5.000	2/15/14	2,660,000	2,751,818

Nevada Power Co. sr. notes	5.875	1/15/15	628,000	681,575

Northeast Utilities sr. unsec. unsub. FRN notes	1.030	9/20/13	1,255,000	1,258,203

Peco Energy Co. bonds	5.000	10/1/14	500,000	530,492

Potomac Edison Co. (The) sr. unsub. notes	5.125	8/15/15	3,675,000	3,997,900

PSI Energy, Inc. sr. unsec. notes	5.000	9/15/13	400,000	406,719

Southern Co. (The) sr. unsec. unsub. notes	4.150	5/15/14	115,000	119,155

Westar Energy, Inc. bonds	6.000	7/1/14	500,000	530,218

				48,068,058

Total corporate bonds and notes (cost $644,834,874)				$645,520,356

MORTGAGE-BACKED SECURITIES (11.0%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Agency collateralized mortgage obligations (8.8%)

Federal Home Loan Mortgage Corp.
Ser. 3724, Class CM	5.500	6/15/37	$830,999	$906,610
Ser. 3316, Class CD	5.500	5/15/37	470,482	508,574
Ser. 3302, Class DA	5.500	12/15/17	417,735	426,089
Ser. 3662, Class QA	5.000	3/15/38	702,721	739,519
Ser. 3593, Class KP	5.000	6/15/36	244,170	248,480
Ser. 3580, Class VB	5.000	4/15/29	304,122	315,521
Ser. 3028, Class BA	5.000	4/15/34	263,348	270,943
Ser. 2938, Class ND	5.000	10/15/33	127,923	131,431
Ser. 2888, Class CG	5.000	8/15/33	338,348	350,526
Ser. 2840, Class OE	5.000	2/15/33	215,100	221,184
Ser. 2875, Class GM	5.000	1/15/33	359,151	366,951
Ser. 2750, Class NE	5.000	4/15/32	295,936	300,755
Ser. 2903, Class LA	5.000	10/15/31	324,779	329,993
Ser. 3825, Class AP	4.000	3/15/39	4,321,746	4,409,532
Ser. 3845, Class KP	4.000	4/15/38	859,191	867,531
Ser. 3681, Class AH	4.000	10/15/27	1,396,531	1,420,104
Ser. 3891, Class UK	3.500	3/15/41	273,195	282,999
Ser. 3896, Class PG	3.000	3/15/40	340,437	351,501
Ser. 3952, Class C	3.000	11/15/26	708,022	711,102
Ser. 3611, Class PO, PO	0.000	7/15/34	221,057	205,989
Ser. 1420, Class B, PO	0.000	11/15/22	114,165	106,725

Federal National Mortgage Association
Ser. 13-9, Class BA	6.500	7/25/42	8,588,390	8,668,906
Ser. 06-10, Class GC	6.000	9/25/34	8,300,561	8,604,050
Ser. 06-124, Class A(F)	5.625	11/25/36	125,647	130,564
Ser. 08-8, Class PA	5.000	2/25/38	528,089	579,462
Ser. 09-86, Class PC	5.000	3/25/37	7,752,537	8,004,083
Ser. 05-101, Class ND	5.000	6/25/34	357,255	366,146
Ser. 03-92, Class VH	5.000	2/25/19	650,000	672,952
Ser. 02-65, Class HC	5.000	10/25/17	51,005	53,925
Ser. 11-121, Class JP	4.500	12/25/41	941,771	982,389
Ser. 04-8, Class GD	4.500	10/25/32	320,083	329,182
Ser. 04-26, Class PD	4.500	8/25/32	474,096	487,684
Ser. 11-4, Class JP	4.000	6/25/39	1,789,051	1,827,383
Ser. 11-36, Class PA	4.000	2/25/39	1,190,354	1,220,952
Ser. 11-113, Class LA	4.000	6/25/37	258,643	261,072
Ser. 10-109, Class JB	4.000	8/25/28	698,658	721,843
Ser. 10-17, Class CA	4.000	11/25/23	303,037	308,785
Ser. 11-89, Class VA	4.000	9/25/23	774,050	787,865
Ser. 12-35, Class GA	3.500	5/25/40	743,836	772,182
Ser. 11-20, Class PC	3.500	3/25/39	286,675	295,276
Ser. 11-40, Class DA	3.500	11/25/37	1,478,546	1,500,947
Ser. 11-42, Class BJ	3.000	8/25/25	2,021,249	2,074,307
FRB Ser. 10-90, Class GF	0.700	8/25/40	7,585,697	7,622,108
FRB Ser. 06-74, Class FL(F)	0.550	8/25/36	2,114,780	2,119,075
FRB Ser. 05-63, Class FC(F)	0.450	10/25/31	2,384,320	2,384,253

Government National Mortgage Association
Ser. 07-2, Class PB	5.500	6/20/35	270,091	276,791
Ser. 09-46, Class HC	5.000	11/20/34	281,468	290,431
Ser. 10-61, Class EA	5.000	9/20/31	577,201	596,560
Ser. 10-31, Class VA	5.000	3/20/21	771,450	811,420
Ser. 09-38, Class AB	4.750	9/16/31	382,952	389,654
Ser. 10-162, Class PQ	4.500	6/16/39	208,897	220,858
Ser. 10-39, Class PH	4.500	11/20/38	843,496	885,932
Ser. 11-7, Class CA	4.500	11/20/37	404,372	415,516
Ser. 09-109, Class NK	4.500	7/20/37	979,559	1,024,914
Ser. 09-94, Class MB	4.500	4/20/37	1,075,624	1,119,994
Ser. 10-29, Class PA	4.500	8/20/36	962,740	982,601
Ser. 09-116, Class EK	4.500	12/20/34	487,858	499,383
Ser. 09-54, Class HT	4.500	12/20/34	302,752	312,664
Ser. 09-29, Class NP	4.500	6/16/34	183,781	187,632
Ser. 09-31, Class MA	4.500	8/20/33	89,819	92,199
Ser. 09-59, Class P	4.250	9/20/33	360,100	377,337
Ser. 10-32, Class CJ	4.000	1/20/38	904,445	948,619
Ser. 09-55, Class HC	3.500	6/20/39	291,619	305,182
Ser. 09-118, Class AW	3.000	5/20/37	2,097,672	2,157,980
Ser. 10-57, Class PJ	3.000	6/20/33	438,939	444,992
Ser. 12-15, Class PA	2.500	4/16/40	475,739	490,098

				77,078,207
Commercial mortgage-backed securities (2.1%)

Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A2	5.522	7/10/46	906,081	906,081
Ser. 07-1, Class A3	5.449	1/15/49	1,119,716	1,138,052
Ser. 06-6, Class A2	5.309	10/10/45	354,775	358,024

Bear Stearns Commercial Mortgage Securities, Inc. Ser. 05-PWR9, Class A2	4.735	9/11/42	530,191	537,720

Commercial Mortgage Trust Ser. 06-C8, Class A2B, 5.248s, 2046	5.248	12/10/46	44,409	44,629

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2	5.955	9/15/39	2,142,701	2,158,904

CWCapital Cobalt Ser. 07-C3, Class A2	5.905	5/15/46	9,666	9,666

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class AAB	5.477	12/10/49	669,964	694,699

GE Commercial Mortgage Corporation Trust Ser. 05-C2, Class A3	4.839	5/10/43	535,754	536,089

Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2	5.381	3/10/39	689,303	710,197
Ser. 05-GG3, Class AAB	4.619	8/10/42	492,910	502,999

GS Mortgage Securities Trust Ser. 06-GG6, Class A2	5.506	4/10/38	2,674,690	2,734,871

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 07-LD12, Class A2	5.827	2/15/51	626,336	635,731
Ser. 05-CB11, Class A3	5.197	8/12/37	1,339,432	1,365,383

Merrill Lynch Mortgage Trust
Ser. 05-CIP1, Class A2	4.960	7/12/38	700,138	701,118
Ser. 04-BPC1, Class AJ	4.922	10/12/41	1,715,000	1,847,227

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 2006-3, Class A2	5.291	7/12/46	578,785	587,150

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class A2	5.926	8/12/41	538,528	542,912
FRB Ser. 07-HQ12, Class A2FX	5.763	4/12/49	1,597,195	1,645,270

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C34, Class A2	5.569	5/15/46	694,498	716,548
Ser. 07-C31, Class A2	5.421	4/15/47	290,165	291,984

				18,665,254
Residential mortgage-backed securities (non-agency) (0.1%)

Chase Funding Mortgage Loan Asset-Backed Certificates
Ser. 04-2, Class 1A4	5.323	2/25/35	203,030	209,121
Ser. 04-1, Class 1A6	4.266	6/25/15	22,626	23,384

Countrywide Asset Backed Certificates
FRB Ser. 05-1, Class MV3	0.680	7/25/35	600,000	567,000
FRB Ser. 05-4, Class MV1	0.660	10/25/35	97,674	96,209

Home Equity Asset Trust FRB Ser. 06-3, Class 2A3	0.380	7/25/36	110,145	110,090

				1,005,804

Total mortgage-backed securities (cost $96,631,503)				$96,749,265

COMMERCIAL PAPER (7.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

ABN AMRO Group NV	0.521	6/5/13	$1,000,000	$999,806

AT&T, Inc.	0.672	7/24/13	500,000	499,585

AXA Financial, Inc.	0.400	5/7/13	2,000,000	1,999,942

BMW U.S. Capital, LLC 144A	0.453	7/23/13	1,000,000	1,000,302

British Telecommunications PLC (United Kingdom)	0.725	3/27/14	1,000,000	993,794

British Telecommunications PLC (United Kingdom)	0.740	3/10/14	2,000,000	1,988,452

British Telecommunications PLC 144A (United Kingdom)	0.420	6/3/13	350,000	349,903

British Telecommunications PLC 144A (United Kingdom)	0.491	5/15/13	250,000	249,972

British Telecommunications PLC 144A (United Kingdom)	1.542	5/14/13	800,000	799,917

CBS Corp.	0.330	5/30/13	1,000,000	999,592

CBS Corp.	0.320	5/20/13	875,000	874,768

CIGNA Corp.	0.430	5/28/13	2,000,000	1,999,552

CIGNA Corp.	0.420	5/21/13	1,500,000	1,499,755

CIGNA Corp.	0.451	5/1/13	500,000	499,997

Corp. Asset Funding Co., Inc.	0.695	2/26/14	2,400,000	2,393,759

Corp. Asset Funding Co., Inc.	0.735	2/4/14	1,000,000	997,589

CRC Funding LLC	0.827	12/17/13	1,000,000	997,036

Daimler Finance North America, LLC	0.674	3/13/14	400,000	397,658

Daimler Finance North America, LLC	0.978	8/15/13	700,000	699,201

Daimler Finance North America, LLC 144A	1.010	9/16/13	400,000	399,317

Daimler Finance North America, LLC 144A	1.010	9/10/13	300,000	299,521

Devon Energy Corp.	0.401	8/13/13	3,000,000	2,996,675

DnB Bank ASA (Norway)	0.351	6/12/13	500,000	499,906

ENI Finance USA, Inc.	0.501	5/30/13	2,000,000	1,999,217

ENI Finance USA, Inc.	0.521	5/20/13	600,000	599,851

Entergy Corp.	0.701	5/21/13	500,000	499,866

Ford Motor Credit Co., LLC	1.007	12/19/13	1,000,000	993,349

Ford Motor Credit Co., LLC	1.018	11/22/13	1,000,000	994,188

Ford Motor Credit Co., LLC	1.008	11/12/13	1,000,000	994,521

Ford Motor Credit Co., LLC	1.170	9/30/13	1,000,000	995,793

Ford Motor Credit Co., LLC	1.006	8/30/13	300,000	299,013

Ford Motor Credit Co., LLC	1.211	8/16/13	1,000,000	997,114

Ford Motor Credit Co., LLC	1.189	7/9/13	500,000	499,076

Ford Motor Credit Co., LLC	1.538	6/28/13	500,000	499,224

Ford Motor Credit Co., LLC	0.959	5/30/13	1,050,000	1,049,239

Marriott International, Inc./DE	0.400	6/26/13	2,000,000	1,998,974

Marriott International, Inc./DE	0.370	6/12/13	1,500,000	1,499,464

Marriott International, Inc./DE	0.350	5/21/13	1,000,000	999,837

Marriott International, Inc./DE	0.350	5/1/13	455,000	454,997

National Grid Holdings, Ltd. (United Kingdom)	0.320	5/7/13	671,000	670,967

Northern Pines Funding, LLC (Germany)	0.603	10/28/13	3,000,000	2,994,238

Societe Generale North America (France)	0.601	5/2/13	375,000	374,996

Spectra Energy Partners, LP	0.500	5/8/13	1,000,000	999,926

Spectra Energy Partners, LP	0.410	5/3/13	3,500,000	3,499,904

Stanley Black & Decker, Inc.	0.411	6/18/13	3,500,000	3,498,952

Stanley Black & Decker, Inc.	0.360	6/11/13	1,550,000	1,549,620

Stanley Black & Decker, Inc.	0.370	5/28/13	1,900,000	1,899,749

Vodafone Group PLC (United Kingdom)	0.807	1/2/14	2,000,000	1,992,096

Vodafone Group PLC (United Kingdom)	0.756	12/30/13	1,000,000	996,143

Vodafone Group PLC 144A (United Kingdom)	0.728	5/2/13	400,000	399,994

Wyndham Worldwide Corp.	0.840	5/9/13	1,500,000	1,499,829

Wyndham Worldwide Corp.	0.750	5/3/13	3,000,000	2,999,888

Total commercial paper (cost $63,155,708)				$63,186,024

CERTIFICATES OF DEPOSIT (2.6%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Abbey National Treasury Services PLC FRN (United Kingdom)	1.631	6/10/13	$2,500,000	$2,503,483

Bank of Montreal/Chicago, IL FRN (Canada)	0.733	10/3/13	500,000	501,034

Bank of Montreal/Chicago, IL FRN (Canada)	0.490	8/15/13	1,100,000	1,100,946

Bank of Nova Scotia/Houston FRN	0.826	1/27/14	300,000	301,418

Bank of Nova Scotia/Houston FRN	0.630	9/17/13	700,000	701,261

Bank of Nova Scotia/Houston FRN	0.480	9/12/13	400,000	400,473

Barclays Bank PLC/New York, NY FRN (United Kingdom)	0.778	2/3/14	2,600,000	2,605,031

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.989	2/20/15	1,000,000	1,004,467

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.538	11/26/14	1,000,000	999,712

Commonwealth Bank of Australia FRN (Australia)	1.528	1/17/14	350,000	353,229

National Australia Bank, Ltd./New York FRN (Australia)	1.476	1/30/14	500,000	503,584

National Bank Cananda/New York, NY FRN	0.360	8/16/13	1,000,000	1,000,327

National Bank of Cananda (Canada)	0.550	7/11/13	247,000	247,153

Nordea Bank Finland PLC/New York FRN	0.780	2/19/16	2,000,000	1,998,910

Sumitomo Mitsui Bank/New York FRN (Japan)	0.625	5/8/14	2,000,000	2,000,002

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.078	7/17/14	1,650,000	1,654,051

Toronto-Dominion Bank/NY (Canada)	0.330	11/7/13	300,000	300,222

Toronto-Dominion Bank/NY (Canada)	0.280	9/13/13	1,400,000	1,400,735

UBS AG/Stamford, CT	0.520	2/26/14	2,500,000	2,502,082

Westpac Banking Corp./NY (Australia)	0.330	11/6/13	1,100,000	1,100,616

Total certificates of deposit (cost $23,167,590)				$23,178,736

ASSET-BACKED COMMERCIAL PAPER (1.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

CAFCO, LLC	0.734	8/9/13	$800,000	$799,406

CAFCO, LLC 144A	0.806	12/27/13	2,000,000	1,993,279

CHARTA, LLC	0.735	2/4/14	1,000,000	997,589

CHARTA, LLC 144A	0.807	12/3/13	1,500,000	1,495,416

CIESCO, LP 144A	0.806	12/27/13	2,000,000	1,993,279

CIESCO-LP	0.441	8/12/13	275,000	274,787

CRC Funding, LLC	0.695	2/28/14	1,700,000	1,692,664

CRC Funding, LLC	0.694	9/30/13	2,000,000	1,996,915

Govco, LLC	0.451	8/19/13	1,000,000	999,010

Govco, LLC	0.431	8/2/13	250,000	249,802

Total asset-backed commercial paper (cost $12,471,488)				$12,492,147

REPURCHASE AGREEMENTS (1.2%)(a)
			Principal amount	Value

Interest in $9,000,000 joint tri-party repurchase agreement dated 4/30/13 with BNP Paribas due 5/1/13 - maturity value of $7,500,052 for an effective yield of 0.25% (collateralized by various corportate bonds and notes with coupon rates ranging from 1.25% to 7.45% and due dates ranging from 10/25/13 to 11/24/33, valued at $9,451,399)			$7,500,000	$7,500,000

Interest in $77,750,000 joint tri-party repurchase agreement dated 4/30/13 with Credit Suisse Securities (USA) due 5/1/13 - maturity value of $3,000,021 for an effective yield of 0.25% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.85% to 6.50% and due dates ranging from 1/20/15 to 3/18/43, valued at $81,638,473)			3,000,000	3,000,000

Total repurchase agreements (cost $10,500,000)				$10,500,000

MUNICIPAL BONDS AND NOTES (0.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Albany, NY Indl. Dev. Agcy. VRDN (Albany Inst. of History), Ser. A	0.350	6/1/19	$375,000	$375,000

Athens-Clark Cnty., GA Indl. Dev. Auth. VRDN (Allen Properties, Inc.)	0.410	12/1/24	740,000	740,000

Union Cnty., AZ Indl. Dev. VRDN (Del-Tin Fiber LLC)	0.410	10/1/27	1,700,000	1,700,000

WI Hsg. & Econ. Dev. Auth. VRDN, Ser. D	0.530	3/1/38	3,200,000	3,200,000

Total municipal bonds and notes (cost $6,015,000)				$6,015,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Federal National Mortgage Association Pass-Through Certificates(FWC)	6.000	9/1/19	$79,171	$84,934

Total U.S. government and agency mortgage obligations (cost $85,109)				$84,934

TOTAL INVESTMENTS

Total investments (cost $856,861,272)(b)				$857,726,462

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
LOC	Letter of Credit
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
PO	Principal Only
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $882,519,792.
(b)	The aggregate identified cost on a tax basis is $856,861,273, resulting in gross unrealized appreciation and depreciation of $865,189 and $00, respectively, or net unrealized appreciation of $865,189.
(FWC)	Forward commitment, in part or in entirety.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	72.2%
	United Kingdom	8.8
	Canada	4.2
	Netherlands	3.7
	Australia	2.7
	Sweden	1.8
	Japan	1.7
	France	1.5
	Denmark	1.1
	Germany	0.9
	Israel	0.7
	Other	0.7

	Total	100.0%
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$12,492,147	$—
Certificates of deposit	—	23,178,736	—
Commercial paper	—	63,186,024	—
Corporate bonds and notes	—	645,520,356	—
Mortgage-backed securities	—	96,749,265	—
Municipal bonds and notes	—	6,015,000	—
Repurchase agreements	—	10,500,000	—
U.S. government and agency mortgage obligations	—	84,934	—

Totals by level	$—	$857,726,462	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 27, 2013